THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

SUPPLEMENT TO THE PROSPECTUSES (MAY 1, 2015)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

VARIABLE LIFE

VARIABLE COMPLIFE®

VARIABLE JOINT LIFE

VARIABLE EXECUTIVE LIFE

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

CUSTOM VARIABLE UNIVERSAL LIFE

EXECUTIVE VARIABLE UNIVERSAL LIFE

SURVIVORSHIP VARIABLE UNIVERSAL LIFE

This Supplement amends certain information contained in the Prospectuses referenced above.

As of November 20, 2015, in the section titled, “The Funds – Northwestern Mutual Series Fund, Inc.”, the following table is amended to contain the following information for the International Growth Portfolio:

Portfolio	Investment Objective	Sub-adviser (if applicable)

International Growth Portfolio	Long-term growth of capital	FIAM LLC

The following row in the Periodic Charges (Other than Portfolio Operating Expenses) table in the Custom Variable Universal Life Prospectus is hereby replaced with the following:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Policy Debt Expense Charge[11]	Monthly, on each Monthly Processing Date when there is Policy Debt

When the Insured is Attained Age 99 and below:

For Policy Dates prior to 1/1/2016:

0.65% annually (0.05417% monthly rate) of Policy Debt for Policy Years 1-10

0.50% annually (0.04167% monthly rate) of Policy Debt for Policy Years 11-20

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 21 and above

For Policy Dates 1/1/2016 and later:

0.90% annually (0.075% monthly rate) of Policy Debt for Policy Years 1-10

0.75% annually (0.0625% monthly rate) of Policy Debt for Policy Years 11-20

All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt

0.20% annually (0.01667% monthly rate) of Policy Debt for Policy Years 21 and above When the Insured is Attained Age 100 and above: 0.00% annually of Policy Debt

In the section titled, “Charges and Deductions – Monthly Policy Charges and Service Charges”, the following paragraph is hereby amended as follows:

Monthly Policy Debt Expense Charge. This charge is for the expenses and taxes associated with Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently the charge when the Insured is Attained Age 99 and below varies by Policy Date. For Policies with a Policy Date prior to January 1, 2016, the current charge is equal to an annual rate of 0.65% (0.05417% monthly rate) of Policy Debt for Policy Years one through ten, 0.50% (0.04167% monthly rate) of Policy Debt for Policy Years 11-20, and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 21 and higher. For Policies with a Policy Date on or after January 1, 2016, the current charge is equal to an annual rate of 0.90% (0.075% monthly rate) of Policy Debt for Policy Years one through ten, 0.75% (0.0625% monthly rate) of Policy Debt for Policy Years 11-20, and 0.20% (0.01667% monthly rate) of Policy Debt for Policy Years 21 and higher. The current charge for all Policies when the Insured is Attained Age 100 and above is 0.00% annually of Policy Debt. This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.

The following row in the Periodic Charges (Other than Portfolio Operating Expenses) table in the Executive Variable Universal Life Prospectus is hereby replaced with the following:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Policy Debt Expense Charge[12]	Monthly, on each Monthly Processing Date when there is Policy Debt

When the Insured is Attained Age 99 and below:

For Policy Dates prior to 1/1/2016:

0.45% annually (0.0375% monthly rate) of Policy Debt for Policy Years 1-10

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 11 and above

For Policy Dates 1/1/2016 and later:

0.70% annually (0.05833% monthly rate) of Policy Debt for Policy Years 1-10

0.60% annually (0.05% monthly rate) of Policy Debt for Policy Years 11-20

0.20% annually (0.01667% monthly rate) of Policy Debt for Policy Years 21 and above

When the Insured is Attained Age 100 and above:

0.00% annually of Policy Debt

All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt

In the section titled, “Charges and Deductions – Monthly Policy Charges and Service Charges”, the following paragraph is hereby amended as follows:

Monthly Policy Debt Expense Charge. This charge is deducted for the expenses and taxes associated with Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently, the charge when the Insured is Attained Age 99 and below varies by Policy Date.

•	For Policies with a Policy Date prior to January 1, 2016 with the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.45% (0.0375% monthly rate) of Policy Debt for the first ten Policy Years, and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 11 and beyond.
•	For Policies with a Policy Date on or after January 1, 2016 with the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.70% (0.05833% monthly rate) of Policy Debt for the first ten Policy Years, 0.60% (0.05% monthly rate) of Policy Debt for Policy Years 11-20, and 0.20% (0.01667% monthly rate) of Policy Debt for Policy Years 21 and beyond.
•	For Policies with a Policy Date prior to January 1, 2016 without the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.39% (0.0325% monthly rate) of Policy Debt for the first ten Policy Years, and 0.29% (0.02417% monthly rate) of Policy Debt for Policy Years 11 and beyond.
•	For Policies with a Policy Date on or after January 1, 2016 without the Surrender of Policy Endorsement, the current charge when the Insured is Attained Age 99 and below is equal to an annual rate of 0.64% (0.05333% monthly rate) of Policy Debt for the first ten Policy Years, 0.54% (0.045% monthly rate) of Policy Debt for Policy Years 11-20, and 0.14% (0.01167% monthly rate) of Policy Debt for Policy Years 21 and beyond.
•	The current charge for all Policies when the Insured is Attained Age 100 and above is 0.00% annually of Policy Debt. This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.

The following row in the Periodic Charges (Other than Portfolio Operating Expenses) table in the Survivorship Variable Universal Life Prospectus is hereby replaced with the following:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Policy Debt Expense Charge[12]	Monthly, on each Monthly Processing Date when there is Policy Debt

When the younger Insured is (or would be, if alive) Attained Age 99 and below:

For Policy Dates prior to 1/1/2016:

0.90% annually (0.075% monthly rate) of Policy Debt for Policy Years 1-10

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 11 and above

For Policy Dates 1/1/2016 and later:

1.15% annually (0.09583% monthly rate) of Policy Debt for Policy Years 1-10

0.60% annually (0.05% monthly rate) of Policy Debt for Policy Years 11-20

0.20% annually (0.01667% monthly rate) of Policy Debt for Policy Years 21 and above

When the younger Insured is (or would be, if alive) Attained Age 100 and above:

0.00% annually of Policy Debt

All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt

In the section titled, “Charges and Deductions – Monthly Policy Charges and Service Charges”, the following paragraph is hereby amended as follows:

Monthly Policy Debt Expense Charge. This charge is deducted for the expenses and taxes associated with the Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently the charge when the younger Insured is (or would be, if alive) Attained Age 99 and below varies by Policy Date. For Policies with a Policy Date prior to January 1, 2016, the current charge is equal to an annual rate of 0.90% (0.075% monthly rate) of Policy Debt for Policy Years one through ten and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 11 and thereafter. For Policies with a Policy Date on or after January 1, 2016, the current charge is equal to an annual rate of 1.15% (0.09583% monthly rate) of Policy Debt for Policy Years one through ten, 0.60% (0.05% monthly rate) of Policy Debt for Policy Years 11-20, and 0.20% (0.01667% monthly rate) of Policy Debt for Policy Years 21 and higher. The current charge for all Policies when the younger Insured is (or would be, if alive) Attained Age 100 and above is 0.00% annually of Policy Debt. This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated December 10, 2015.